BALANCE SHEET COMPONENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
BALANCE SHEET COMPONENTS
Schedule of short term investments

The Company did not have any short-term investments as of December 31, 2021. Short-term investments as of December 31, 2020, consist of the following (in thousands):

	Cost or	Unrealized
As of December 31, 2020	Amortized Cost	Gains	Fair Value
U.S government securities	$53,508	$45	$53,553
	$53,508	$45	$53,553

Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following as of December 31, 2021 and 2020, respectively (in thousands):

	As of
	December 31,
	2021	2020
Prepaid insurance	$7,459	$138
Accrued interest and dividends	—	201
Prepaid software	2,564	279
Prepaid hardware	30	—
Income tax receivable	494	494
Short-term deposits	448	55
Other prepaid expenses	1,647	176
Other current assets	104	24
Total prepaid expenses and other current assets	$12,746	$1,367

Schedule of property and equipment

Property, equipment and software is stated at cost less accumulated depreciation. Repair and maintenance costs are expensed as incurred. Depreciation and amortization are recorded on a straight-line basis over each asset’s estimated useful life.

Property, Equipment and Software	Useful life (years)
Machinery and equipment	5 years
Electronic equipment	3 years
Vehicles and vehicle hardware	3 – 7 years
Leasehold improvements	Shorter of useful life or lease term
Furniture and fixtures	7 years
Developed software	2 – 4 years

Property, equipment and software consist of the following as of March 31, 2022 and December 31, 2021, respectively (in thousands):

	March 31,	December 31,
	2022	2021
	(unaudited)
Machinery and equipment	$406	$344
Electronic equipment	578	413
Vehicles and vehicle hardware	6,929	6,268
Leasehold improvements	278	258
Developed software	6,108	5,184
Other	27	26
Property, equipment and software, gross	14,326	12,493
Less: accumulated depreciation and amortization	(3,240)	(2,856)
Total property, equipment and software, net	$11,086	$9,637

Property, equipment and software consist of the following as of December 31, 2021 and 2020, respectively (in thousands):

	As of
	December 31,
	2021	2020
Machinery and equipment	$344	$207
Electronic equipment	413	130
Vehicles and vehicle hardware	6,268	4,144
Leasehold improvements	258	119
Developed software	5,184	3,709
Other	26	—
Property, equipment and software, gross	12,493	8,309
Less: accumulated depreciation and amortization	(2,856)	(1,783)
Total property, equipment and software, net	$9,637	$6,526

Schedule of other assets

Other assets consist of the following as of March 31, 2022 and December 31, 2021, respectively (in thousands):

	March 31,	December 31,
	2022	2021
	(unaudited)
Intangible assets	$3	$4
Long-term deposits	3,719	3,592
Total Other Assets	$3,722	$3,596

Other assets consist of the following as of December 31, 2021 and 2020, respectively (in thousands):

	December 31,	December 31,
	2021	2020
Intangibles assets	$4	$3
Long-term deposits	3,592	75
Total Other Assets	$3,596	$78

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following as of December 31, 2021 and 2020, respectively (in thousands):

	December 31,
	2021	2020
Accrued payroll expenses	823	259
Accrued general expenses	1,745	524
Accrued legal expenses	124	—
Accrued software expenses	—	—
Accrued consultant expenses	380	—
Short-term deferred rent	(15)	51
Early Exercise liability	26	11
Income tax payable	47	47
Other	12	—
Total accrued expenses and other current liabilities	$3,142	$892